Exhibit 99.1

Monthly Series 2005-CC Certificateholders’ Statement

PNC Bank, National Association (Successor to National City Bank)

NATIONAL CITY CREDIT CARD MASTER TRUST

The information which is required to be prepared with respect to the Distribution Date of December 15, 2011 and with respect to the performance of the Trust during the related Monthly Period.

Capitalized terms used in this Statement have their respective meanings set forth in the Pooling and Servicing Agreement.

A. Information Regarding the Current Monthly Distribution

1. The amount of the current monthly distribution which constitutes Available Funds	$113,138.54

2. The amount of the current monthly distribution which constitutes Available Principal Collections	$0.00

Total	$113,138.54

B. Information Regarding the Performance of the Trust

1. Collection of Principal Receivables

(a) The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2005-CC	$78,458,395.24

(b) The aggregate amount of Principal Collections related to the Discount Rate Receivables	$80,799.26

(c) The net amount of Principal Receivables processed	$78,377,595.98

2. Collection of Finance Charge Receivables

(a) The aggregate amount of Collection of Finance Charge Receivables processed during the related Monthly Period and allocated to Series 2005-CC	$5,784,864.11

(b) The aggregate amount of Principal Collections related to the Discount Rate Receivables	$80,799.26

(c) Aggregate Finance Charge (including Discounting Option)	$5,865,663.37

3. Number of Accounts

(a) The aggregate number of accounts in the Trust as of the end of day on the last day of the prior Monthly Period	904,599

(b) The aggregate number of accounts in the Trust as of the end of day on the last day of the related Monthly Period	899,389

4. Principal Receivables in the Trust

(a) The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the prior Monthly Period	$1,863,699,503.08

(a) (ii) The aggregate amount of Principal Receivables related to the Discount rate Receivables for the related Monthly Period	$1,580,044.64

(a) (iii) The net amount of Principal Receivables in the Trust at the end of the related Monthly Period	$1,863,647,386.60

(b) The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$1,865,227,431.24

(c) The amount of Principal Receivables in the Trust represented by the Invested Amount of Series 2005-CC as of the end of the day on the last day of the related Monthly Period	$444,228,896.56

(d) The Floating Allocation Invested Amount as of the end of the day on the last day of the related Monthly Period	$443,865,000.00

(e) The Principal Allocation Invested Amount as of the end of the day on the last day of the related Monthly Period	$443,865,000.00

(f) The Floating Allocation Percentage with respect to the related Monthly Period	23.82%

(g) The Principal Allocation Percentage with respect to the related Monthly Period	23.82%

5. Finance Charge Receivables in the Trust

(a) The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the prior Monthly Period	$34,166,785.31

(b) The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$33,828,752.29

6. Delinquent Balances

The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

	Aggregate Account Balance	Percentage of Total Receivables
(a) 30—59 days:	17,758,782.54	0.95%

(b) 60—89 days:	12,258,791.73	0.66%

(c) 90—119 days:	9,075,690.02	0.49%

(d) 120—149 days:	8,518,778.87	0.46%

(e) 150—179 days:	7,202,459.09	0.39%

(f) 180 + days:	7,148.75	0.00%

Total:	54,821,651.00	2.94%

7. Investor Default Amount

(a) The Aggregate Investor Default Amount for the related Monthly Period	$2,003,745.55

8. Monthly Servicing Fees

(a) The amount of the Monthly Servicing Fees payable by the Trust to the Servicer for the related Monthly Period	$369,887.50

(b) The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$369,887.50

9. Discounting

(a) Portfolio Adjusted Yield for the prior Monthly Period Series 2007-1	9.34%

(b) Discount rate applied	0.00%

PNC Bank, National Association (Successor to National City Bank)

as Servicer

By:	/s/ Andrew D. Widner
Name:	Andrew D. Widner
Title:	Vice President
PNC Bank, National Association